                          FIXED INCOME SHARES ("FISH")
                                    SERIES C

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2000
                                   (UNAUDITED)

    PRINCIPAL
     AMOUNT
      (000)                                                                                       VALUE
------------------                                                                           ----------------
                       MORTGAGE-RELATED - 47.7%
                       Federal Home Loan Mortgage Corp.
        $2,400           6.875%, 1/15/05  (cost-$2,366,517).............................         $2,364,845
                                                                                             -----------------
                       CORPORATE BONDS & NOTES - 26.3%
                       BANKING - 4.1%
           100         Deutsche Bank Capital Trust (a) (b),
                         7.962%, 12/22/49 ..............................................            101,500
           100         KBC Bank Funding Bank Funding III,
                         9.86%, 11/29/49 ...............................................            102,387
                                                                                             -----------------
                                                                                                    203,887
                                                                                             -----------------
                       ELECTRONICS - 3.9%
           100         Calpine Corp.,
                         8.75%, 7/15/07 ................................................             99,125
           100         CMS Energy Corp.,
                         6.75%, 1/15/04 ................................................             91,697
                                                                                             -----------------
                                                                                                    190,822
                                                                                             -----------------
                       FINANCIAL SERVICES - 3.9%
           100         Associates Corp. North America,
                         6.875%, 11/15/08 ..............................................             92,073
           100         HSBC Capital Funding,
                         9.547%, 12/31/49 ..............................................            101,824
                                                                                             -----------------
                                                                                                    193,897
                                                                                             -----------------
                       HEALTH & HOSPITALS - 2.0%
           100         Tenet Healthcare Corp.,
                         8.625%, 12/1/03 ...............................................             97,305
                                                                                             -----------------
                       HOTELS - 1.9%
           100         Harrahs Operating Co., Inc.,
                         7.875%, 12/15/05 ..............................................             93,500
                                                                                             -----------------
                       INDUSTRIAL - 3.5%
           100         American Standard, Inc.,
                         7.125%, 2/15/03 ...............................................             95,375
           100         Federal Mogul Corp.,
                         7.375%, 1/15/06 ...............................................             80,135
                                                                                             -----------------
                                                                                                    175,510
                                                                                             -----------------
                       INSURANCE - 1.9%
           100         Interpublic Group Co., Inc.,
                       Convertible Bond,
                         1.87%, 6/1/06 .................................................             93,750
                                                                                             -----------------
                       MEASURING INSTRUMENTS - 1.9%
           100         Beckman Coulter, Inc.,
                         7.10%, 3/4/03 .................................................             94,941
                                                                                             -----------------
                       OIL/GAS - 2.0%
           100         Gulf Canada Resources Ltd.,
                         9.25%, 1/15/04 ................................................            100,500
                                                                                             -----------------
                       TELECOMMUNICATIONS - 1.2%
           100         U.S. Cellular Corp.,
                         6.00% (c), 6/15/15 ............................................             58,375
                                                                                             -----------------
                            Total Corporate Bonds & Notes (cost-$1,318,807) ............          1,302,487
                                                                                             -----------------

                                      FISH
                                    SERIES C

                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2000
                                   (UNAUDITED)

    PRINCIPAL
     AMOUNT
      (000)                                                                                       VALUE
  --------------                                                                              --------------
                       SOVEREIGN DEBT OBLIGATIONS- 14.6%
                       BRAZIL - 3.8%
          $209         Republic of Brazil, FRN
                         7.375%, 4/15/06 ................................................          $186,756
                                                                                             -----------------
                       BULGARIA - 1.9%
           125         National Republic of Bulgaria, FRN
                         7.062%, 7/28/24 ................................................            95,625
                                                                                             -----------------
                       MEXICO - 3.0%
           125         United Mexican States,
                         11.50%, 5/15/26 ...............................................            147,812
                                                                                             -----------------
                       PANAMA - 2.0%
           125         Republic of Panama, IRB
                         4.25%, 7/17/14 (d) ............................................             99,425
                                                                                             -----------------
                       PERU - 2.0%
           150         Republic of Peru, PDI
                         4.50%, 3/7/17 (d) .............................................            100,687
                                                                                             -----------------
                       POLAND - 1.9%
           150         Republic of Poland,
                         3.50%, 10/27/24 ...............................................             92,445
                                                                                             -----------------
                          Total Sovereign Debt Obligations (cost-$752,650) .............            722,750
                                                                                             -----------------
                       U.S. TREASURY NOTES - 1.1%
            53           3.625%, 7/15/02  (cost-$52,852) (e) ...........................             52,839
                                                                                             -----------------
                       SHORT-TERM INVESTMENTS - 11.1%
                       COMMERCIAL PAPER - 10.0%
                       APPAREL - 4.0%
           200         NIKE, Inc., 6.08%, 6/12/00 ......................................            198,581
                       FINANCIAL SERVICES - 4.0%
                       KFW International Financial, Inc.,
           200           6.06%, 6/22/00 ................................................            198,250
                       INSURANCE - 2.0%
                       USAA Capital Corp.,
           100           6.04%, 6/2/00 ..................................................            99,463
                                                                                             -----------------
                          Total Commercial Paper (amortized cost-$496,294) ..............           496,294
                                                                                             -----------------
                       REPURCHASE AGREEMENT - 1.1%
            56         Repurchase Agreement with State Street Bank & Trust Co., dated
                       April 28, 2000, 4.75% due 5/1/00, proceeds: $56,022; collateralized by
                       Federal Home Loan Bank, valued at $58,725; (amortized cost-$56,000)...        56,000
                                                                                             -----------------
                          Total Short-Term Investments (amortized cost-$552,294).............       552,294
                                                                                             -----------------
                            Total Investments (cost-$5,034,120) ................  100.8%          4,995,215
                            Options written (premium received $1,336)(f) .......   (0.0)             (1,616)
                            Liabilities in excess of other assets ..............   (0.8)            (37,374)
                                                                                  ------     -----------------
                                  Net Assets . .................................  100.0%         $4,956,225
                                                                                  ======     =================

                                      FISH
                                    SERIES C

                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2000
                             (UNAUDITED)(CONCLUDED)


---------------------------------
(a) This security became affiliated subsequent to April 30, 2000; it was not deemed to be affiliated at the time of purchase.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, typically to qualified institutional investors. At April 30, 2000, this security amounted to $101,500 or 2.0% of net assets.
(c) Zero coupon bond; stated interest rate represents yield to maturity.
(d) Interest rate increases periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2000.
(e) Portion of security, valued at $49,906, has been segregated to collateralize the following open futures contracts at April 30, 2000:

FUTURES CONTRACTS:

                                                           EXPIRATION                     UNREALIZED
              TYPE                       CONTRACTS            DATE          VALUE         DEPRECIATION
------------------------------      -----------------     ------------  -------------   -------------------
U.S. Treasury 10 Year Notes                   7             June 2000        $678,672          $4,703

(f) Premium received on options written:

WRITTEN OPTIONS:

              TYPE                       CONTRACTS          PREMIUM         VALUE
------------------------------      -----------------     ------------  -------------
Put - Eurodollar vs. U.S.$,                 2,800            $1,336        $(1,616)
      expiring 5/26/00 @ $0.90



Glossary of Terms:
------------------
FRN   -  Floating Rate Note, interest rates shown are the current rates at April
         30, 2000.
IRD   -  Industrial Revenue Bond
PDI   -  Past Due Interest

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH
                                    SERIES M

                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2000
                                   (UNAUDITED)

  PRINCIPAL
    AMOUNT
    (000)                                                                                                         VALUE
----------------                                                                                               ------------
                   MORTGAGE-RELATED - 135.0%
       $2,731      Federal National Mortgage Association,
                     7.50%, 7/1/29-9/1/29..................................................................... $2,628,872
        4,200      Government National Mortgage Association,*
                     7.50%, 5/22/30 ..........................................................................  4,130,448
                                                                                                               -------------
                        Total Mortgage-Related (cost-$6,831,526) .............................................  6,759,320
                                                                                                               -------------

                   SHORT-TERM INVESTMENTS - 49.3%
                   U.S. GOVERNMENT AGENCY - 45.7%
        2,300      Federal Home Loan Bank Discount Notes,
                     5.94%, 6/1/00 (amortized cost-$2,288,236)................................................  2,288,236
                                                                                                               -------------

                   REPURCHASE AGREEMENT - 3.6%
          179      Repurchase Agreement with State Street Bank & Trust Co, dated
                     April 28, 2000, 4.75% due 5/1/00, proceeds: $179,071; collateralized by
                     Federal National Mortgage Association, valued at $183,381 (amortized cost $179,000) ....     179,000
                                                                                                               -------------

                          Total Short-Term Investments (amortized cost $2,467,236) ..........................   2,467,236
                                                                                                               -------------

                       Total Investments (cost-$9,298,762) .............................   184.3%               9,226,556
                       Liabilities in excess of other assets ...........................   (84.3)              (4,219,959)
                                                                                         ---------             -------------
                         Net Assets ....................................................   100.0%              $5,006,597
                                                                                         =========             =============

------------------------
 * When-issued security to be delivered and settled after April 30, 2000.



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH

                       STATEMENT OF ASSETS AND LIABILITIES

                                 APRIL 30, 2000
                                   (UNAUDITED)




ASSETS:                                                                                           SERIES C      SERIES M
                                                                                              ---------------  ------------
Investments, at value (cost - $5,043,120 and $9,298,762, respectively) ..................     $  4,995,215    $  9,226,556
Interest receivable .....................................................................           92,499          16,843
Receivable for investments sold .........................................................            1,336       4,932,031
Receivable for variation margin on futures contracts ....................................              875            --
                                                                                              ---------------  ------------
    Total Assets ........................................................................        5,089,925      14,175,430
                                                                                              ---------------  ------------


LIABILITIES:
Due to custodian ........................................................................           36,803          35,224
Payable for investments purchased .......................................................           95,281       9,133,609
Put options written, at value (premium received $1,336) .................................            1,616            --
                                                                                              ---------------  ------------
    Total Liabilities ...................................................................          133,700       9,168,833
                                                                                              ---------------  ------------
          Net Assets.....................................................................     $  4,956,225    $  5,006,597
                                                                                              ===============  ============
COMPOSITION OF NET ASSETS:
Beneficial interest shares of  $0.001 par value (unlimited number authorized) ...........     $        501    $        501
Paid-in-capital in excess of par ........................................................        5,005,895       5,005,895
Accumulated net realized gain ...........................................................            2,717          72,407
Net unrealized depreciation of investments, futures contracts, and options ..............          (52,888)        (72,206)
                                                                                              ---------------  ------------
          Net Assets.....................................................................     $  4,956,225    $  5,006,597
                                                                                              ===============  ============
Shares outstanding ......................................................................          500,640         500,640
                                                                                              ---------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ..........................            $9.90          $10.00
                                                                                                      ====           =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH

                            STATEMENT OF OPERATIONS
             FOR THE PERIOD MARCH 17, 2000* THROUGH APRIL 30, 2000
                                  (UNAUDITED)


INVESTMENT INCOME:                                                                                    SERIES C     SERIES M
                                                                                                    ------------  ------------
 Interest .........................................................................................   $ 37,678    $ 35,458
EXPENSES ..........................................................................................       --          --
                                                                                                    ------------  ------------
 Net investment income .........................................................................        37,678      35,458
                                                                                                    ------------  ------------
REALIZED  AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
      FUTURES CONTRACTS AND OPTIONS WRITTEN:
  Net realized gain (loss) on:
      Investments .................................................................................      8,250      37,052
      Futures contracts ...........................................................................     (5,533)     35,355
  Net unrealized depreciation of:
      Investments .................................................................................    (47,905)    (72,206)
      Futures contracts ...........................................................................     (4,703)       --
      Options written .............................................................................       (280)       --
                                                                                                    ------------  ------------
      Net realized and unrealized gain (loss) on investments, futures contracts and options written    (50,171)        201
                                                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from investment operations ........................   $(12,493)   $ 35,659
                                                                                                    ============  ============

===============================================================================
                       STATEMENT OF CHANGES IN NET ASSETS
              FOR THE PERIOD MARCH 17, 2000* THROUGH APRIL 30, 2000
                                   (UNAUDITED)

INVESTMENT OPERATIONS:                                                                 SERIES C       SERIES M
                                                                                       --------------  -------------
Investment income ...............................................................        $   37,678    $    35,458
Net realized gain on investments ................................................             2,717         72,407
Net unrealized depreciation of investments, futures contracts and options written           (52,888)       (72,206)
                                                                                       --------------  -------------
    Net increase (decrease) in net assets resulting from investment operations ..           (12,493)        35,659
                                                                                       --------------  -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ..........................................................            (37,678)       (35,458)
                                                                                       --------------  -------------
SHARE TRANSACTIONS:
Net proceeds from the sale of shares ............................................         4,956,396      4,956,396
                                                                                       --------------  -------------
     Total increase in net assets ...........................................             4,906,225      4,956,597

NET ASSETS:
Beginning of period .............................................................            50,000         50,000
                                                                                       --------------  -------------
End of period ...................................................................       $ 4,956,225    $ 5,006,597
                                                                                       ==============  =============
SHARES ISSUED AND REDEEMED:
Issued .........................................................................            495,640        495,640
Redeemed .......................................................................               --             --
                                                                                       --------------  -------------
  Net increase ...............................................................              495,640        495,640
                                                                                       ==============  =============

----------------------------
* Commencement of operations

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      FISH

                              FINANCIAL HIGHLIGHTS
         FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD
                     MARCH 17, 2000* THROUGH APRIL 30, 2000
                                   (UNAUDITED)



                                                                SERIES C        SERIES M
                                                            -------------   ---------------
Net asset value, beginning of period ...................         $10.00         $ 10.00
                                                            -------------   ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................           0.08            0.07
Net realized and unrealized loss on investments ........          (0.10)             -- **
                                                            -------------   ---------------
     Total income (loss) from investment operations ....          (0.02)           0.07
                                                            -------------   ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ..................................          (0.08)          (0.07)
                                                            -------------   ---------------
Net asset value, end of period .........................         $ 9.90          $10.00
                                                            =============   ===============
TOTAL RETURN (1) .......................................          (0.22)%          0.73%
                                                            -------------   ---------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................         $4,956          $5,007
Ratio of expenses to average net assets (2) ............           0.00%           0.00%
Ratio of net investment income to average net assets (2)           6.53%           6.11%
Portfolio Turnover .....................................            234%            261%

-------------------------------
*   Commencements of operations
** Less than $0.005 per share
(1) Assumes reinvestment of all dividends. Total return for a period of less than one year is not annualized.
(2) Annualized

                                      FISH

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                   (UNAUDITED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares ("FISH" or the "Trust"), was organized as a Massachusetts Business Trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to PIMCO Advisory Services of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements:

   (A) SECURITY VALUATION

Securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sale price, or if no sale is reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

   (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accural basis.

   (C) FEDERAL INCOME TAXES

It is the Portfolios policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

                                      FISH

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                   (CONTINUED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   (E) FOREIGN CURRENCY TRANSLATION - SERIES C

The books and records of Series C are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency demoninated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

   (F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Portfolios invest in futures contracts for both hedging and investment purposes. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assests, and the possible inability of counterparties to meet the terms of their contracts.

   (G) OPTION TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.

                                      FISH

                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2000
                                   (CONTINUED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

   (H) DELAYED DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (I) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(2) INVESTMENTS IN SECURITIES

At April 30, 2000, the Portfolios' cost of investments for federal income tax purposes was substantially the same as the basis for financial reporting purposes. Accordingly, the composition of net unrealized depreciation for the Portfolios were as follows:


                                                                     Net
                                Gross               Gross         Unrealized
                            Appreciation         Depreciation    Depreciation
                        -----------------      ----------------  --------------
            Series C           $5,386              $58,274         $52,888
            Series M             -                  72,206          72,206

For the period ended April 30, 2000, purchases and sales of investments, other than short-term securities, were as follows:

                                 Purchases             Sales
                               -------------       --------------
                Series C        $12,687,770          $8,206,550
                Series M         19,877,076          13,082,957

(3) INVESTMENT ADVISER, SUB-ADVISER AND ADMINISTRATOR

PIMCO Advisors L.P. (the "Adviser") serves as the investment adviser to the Portfolios pursuant to an Investment Advisory agreement between the Adviser and the Trust. Pursuant to a Portfolio Management Agreement, the Adviser employs Pacific Investment Management Company LLC ("PIMCO"), an affiliate of the Adviser, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Adviser receives no investment advisory or other fees from the Portfolios and at its own expense pays the fees of the sub-adviser.

PIMCO Advisory Services (the "Administrator") serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The administrator provides or procures certain administrative services to the Portfolios. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other portfolio costs. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(4) ACQUISITION OF INVESTMENT ADVISER, SUB-ADVISER AND ADMINISTRATOR

On May 5, 2000, the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Portfolios, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment management/administration agreements with PIMCO Advisors and the current sub-advisory agreement with PIMCO. Prior to the closing of the Implementation Agreement, the Board of Trustees and stockholders of the Portfolios approved new agreements to become effective upon the closing of the Implementation Agreement.